Income tax - Disclosure of movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 4,365	$ 5,923	$ 6,385
Additions	2,768	1,144	801
Reversals	(2,723)	(2,702)	(1,263)
Ending balance	$ 4,410	$ 4,365	$ 5,923